UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04725

                         Phoenix Investment Series Fund
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               (Address of principal executive offices) (Zip code)

               Kevin J. Carr, Esq.
Vice President, Chief Legal Officer, Counsel and        John H. Beers, Esq.
            Secretary for Registrant               Vice President and Secretary
         Phoenix Life Insurance Company           Phoenix Life Insurance Company
                One American Row                         One American Row
               Hartford, CT 06102                       Hartford, CT 06102
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574

                        Date of fiscal year end: April 30

                   Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                                                        OCTOBER 31,2005
--------------------------------------------------------------------------------

 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

         PHOENIX GLOBAL UTILITIES FUND

         PHOENIX INCOME & GROWTH FUND

            FORMERLY PHOENIX-OAKHURST INCOME & GROWTH FUND

                                                [GRAPHIC OMITTED]

                                               GET FUND DOCUMENTS
                                               BY E-MAIL INSTEAD.

                                             ELIGIBLE SHAREHOLDERS
                                           MAY SIGN UP FOR E-DELIVERY
                                              AT PHOENIXFUNDS.COM.

TRUST NAME: PHOENIX INVESTMENT SERIES FUND

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Investment Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      I encourage you to review this semiannual report for the Phoenix Global Utilities Fund and Phoenix Income & Growth Fund, for the six months ended October 31, 2005.

      As we near the end of the calendar year, the pace of U.S. economic growth has begun to moderate. The economy grew at a 4% rate in 2004 but slowed to 3.3% in the first half of 2005. The combination of rising interest rates and energy prices continue to weigh on the consumer. Hurricanes Katrina and Rita have slowed the pace of growth more recently but the impact is expected to be short lived. The equity market has posted flat year-to-date returns, and we have seen some signs of weakness recently in response to concerns about inflation. In the near term, the combination of Federal Reserve monetary policy, rising inflation and record deficits seem likely to keep upward pressure on interest rates, particularly in the front end of the yield curve.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.
(1) Your Phoenix mutual fund allocation may help in this effort.

      As an alternative to paper mail, if you would like to view your mutual fund communications electronically, including account statements, prospectuses, and annual and semiannual reports, sign up for our E-Delivery service. To register, go online to PhoenixFunds.com, select the Individual Investors option, and follow the E-Delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,


/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

NOVEMBER 2005

(1) DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary .................................................................   3
Phoenix Global Utilities Fund ............................................   4
Phoenix Income & Growth Fund .............................................  10
Notes to Financial Statements ............................................  24

--------------------------------------------------------------------------------

PROXY VOTING INFORMATION (FORM N-PX)

The Advisers and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC (AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION)

One of the largest insurers of new municipal bond offerings.

FEDERAL RESERVE (THE "FED")

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FGIC (FINANCIAL GUARANTY INSURANCE COMPANY)

A leading financial guaranty insurance company providing triple-A credit enhancement on public finance, structured finance and asset-backed securities.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)

A leading provider of Aaa /AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

INFLATION

Rise in the prices of goods and services resulting from increased spending relative to the supply of goods on the market.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)

One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

REITS

Real estate investment trusts are typically publicly traded companies that own, develop, and operate income producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

YIELD CURVE

A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

PHOENIX GLOBAL UTILITIES FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Global Utilities Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

                              Beginning           Ending        Expenses Paid
  Global Utilities Fund     Account Value     Account Value        During
         Class A           April 30, 2005    October 31, 2005      Period*
------------------------   ---------------   ----------------   -------------
Actual                        $1,000.00          $1,027.20         $5.88
Hypothetical (5% return
 before expenses)              1,000.00           1,019.33          5.87

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.15%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

                              Beginning           Ending        Expenses Paid
  Global Utilities Fund     Account Value     Account Value        During
         Class C           April 30 , 2005   October 31, 2005      Period*
------------------------   ---------------   ----------------   -------------
Actual                        $1,000.00          $1,022.30         $9.69
Hypothetical (5% return
 before expenses)              1,000.00           1,015.50          9.70

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.90%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Global Utilities Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                          10/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

                                [GRAPHIC OMITTED]

Electric Utilities                                                     46%
Multi-Utilities                                                        26
Integrated Telecommunication Services                                  16
Wireless Telecommunication Services                                     3
Independent Power Producers & Energy Traders                            3
Oil & Gas Storage & Transportation                                      1
Gas Utilities                                                           1
Other                                                                   4

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                     ----------   -----------
DOMESTIC COMMON STOCKS--68.6%

ELECTRIC UTILITIES--32.2%
DPL, Inc. .........................................       5,820   $   149,981
Entergy Corp. .....................................       8,660       612,435
Exelon Corp. ......................................      13,040       678,471
FirstEnergy Corp. .................................      10,760       511,100
FPL Group, Inc. ...................................      14,440       621,787
Pepco Holdings, Inc. ..............................      14,360       308,597
Pinnacle West Capital Corp. .......................       6,950       290,232
PPL Corp. .........................................      15,020       470,727
Progress Energy, Inc. .............................       6,100       265,899
Southern Co. (The) ................................      19,470       681,255
Westar Energy, Inc. ...............................       6,230       137,683
                                                                  -----------
                                                                    4,728,167
                                                                  -----------
GAS UTILITIES--1.0%
Atmos Energy Corp. ................................       5,400       142,020

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.0%
Duke Energy Corp. .................................      16,540       437,979

INTEGRATED TELECOMMUNICATION SERVICES--6.1%
BellSouth Corp. ...................................       7,590       197,492
Citizens Communications Co. .......................      31,070       380,296
Consolidated Communications Holdings, Inc.(b) .....      23,530       312,008
                                                                  -----------
                                                                      889,796
                                                                  -----------

                                                       SHARES        VALUE
                                                     ----------   -----------
MULTI-UTILITIES--26.3%
Ameren Corp. ......................................       9,210    $  484,446
Consolidated Edison, Inc. .........................       7,120       323,960
Dominion Resources, Inc. ..........................       6,610       502,889
DTE Energy Co. ....................................       8,250       356,400
KeySpan Corp. .....................................       7,710       266,534
NiSource, Inc. ....................................      14,180       335,357
NSTAR .............................................       7,780       211,616
OGE Energy Corp. ..................................       7,500       193,200
PG&E Corp. ........................................      14,280       519,506
Public Service Enterprise Group, Inc. .............       4,130       259,736
SCANA Corp. .......................................       5,400       214,218
Xcel Energy, Inc. .................................      10,360       189,899
                                                                  -----------
                                                                    3,857,761
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $10,071,164)                                      10,055,723
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--28.9%

ELECTRIC UTILITIES--13.7%
E.ON AG (Germany) .................................       1,820       164,875
Electrabel SA (Belgium) ...........................         370       183,047
Enel S.p.A. (Italy) ...............................      42,930       346,255
Iberdrola S.A. (Spain) ............................       9,650       258,363
National Grid plc (United Kingdom) ................      37,570       343,471


                       See Notes to Financial Statements                       5

Phoenix Global Utilities Fund

                                                       SHARES        VALUE
                                                     ----------   -----------
ELECTRIC UTILITIES--CONTINUED
RWE AG (Germany) ..................................       5,790   $   369,712

Scottish and Southern Energy plc
(United Kingdom) ..................................      19,620       340,330
                                                                  -----------
                                                                    2,006,053
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--10.6%
BCE, Inc. (Canada) ................................      12,210       302,197
Belgacom SA (Belgium) .............................       7,480       250,645

Chunghwa Telecom Co. Ltd. Sponsored ADR
(Taiwan) ..........................................      14,690       254,431

Koninklijke (Royal) KPN NV Sponsored ADR
(Netherlands) .....................................      25,250       239,370

Telecom Corporation of New Zealand Ltd.
Sponsored ADR (New Zealand) .......................      11,940       391,274

Telefonica S.A. Sponsored ADR (Spain) .............       2,370       113,642
                                                                  -----------
                                                                    1,551,559
                                                                  -----------
OIL & GAS STORAGE & TRANSPORTATION--1.0%
Snam Rete Gas S.p.A. (Italy) ......................      27,540       151,165

WIRELESS TELECOMMUNICATION SERVICES--3.6%
Vodafone Group plc Sponsored ADR (United
Kingdom) ..........................................      19,940       523,624
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,384,239)                                        4,232,401
-----------------------------------------------------------------------------

DOMESTIC PREFERRED STOCKS--1.0%

ELECTRIC UTILITIES--1.0%
Southern California Edison Co. ....................       1,520       151,620
-----------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $152,913)                                            151,620
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.5%
(IDENTIFIED COST $14,608,316)                                      14,439,744
-----------------------------------------------------------------------------

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                     ----------   -----------
SHORT-TERM INVESTMENTS--2.9%

COMMERCIAL PAPER(d)--2.9%
UBS Finance Delaware LLC 4%, 11/1/05 ..............        $420   $   420,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $420,000)                                            420,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.4%
(IDENTIFIED COST $15,028,316)                                      14,859,744(a)

Other assets and liabilities, net--(1.4)%                            (207,238)
                                                                  -----------
NET ASSETS--100.0%                                                $14,652,506
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $327,414 and gross depreciation of $500,792 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $15,033,122.
(b)   Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d)   The rate shown is the discount rate.


6                      See Notes to Financial Statements

Phoenix Global Utilities Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
    (Identified cost $15,028,316)                          $14,859,744
Cash                                                             1,925
Receivables
    Dividends                                                   21,974
    Fund shares sold                                            21,364
    Tax reclaims                                                 4,333
    Receivable from adviser                                        357
Trustee retainer                                                 2,624
Prepaid expenses                                                12,479
                                                           -----------
       Total assets                                         14,924,800
                                                           -----------
LIABILITIES
Payables
    Investment securities purchased                            208,393
    Fund shares repurchased                                     19,246
    Professional fee                                            19,316
    Transfer agent fee                                           6,408
    Distribution and service fees                                3,652
    Financial agent fee                                          3,367
Accrued expenses                                                11,912
                                                           -----------
       Total liabilities                                       272,294
                                                           -----------
NET ASSETS                                                 $14,652,506
                                                           ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest           $14,855,819
Undistributed net investment income                              4,390
Accumulated net realized loss                                  (39,169)
Net unrealized depreciation                                   (168,534)
                                                           -----------
NET ASSETS                                                 $14,652,506
                                                           ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $13,665,278)         1,341,694
Net asset value per share                                       $10.19
Offering price per share $10.19/(1-5.75%)                       $10.81

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $987,228)               97,138
Net asset value and offering price per share                    $10.16

                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                      $ 273,722
Interest                                                           6,928
Foreign taxes withheld                                           (13,476)
                                                               ---------
       Total investment income                                   267,174
                                                               ---------
EXPENSES
Investment advisory fee                                           34,987
Service fees, Class A                                             12,539
Distribution and service fees, Class C                             3,669
Financial agent fee                                               21,605
Registration                                                      19,206
Transfer agent                                                    18,496
Professional                                                      16,492
Trustees                                                          15,950
Custodian                                                          9,436
Printing                                                           8,208
Miscellaneous                                                     11,009
                                                               ---------
       Total expenses                                            171,597
Less expenses reimbursed by investment adviser                  (106,906)
Custodian fees paid indirectly                                       (29)
                                                               ---------
       Net expenses                                               64,662
                                                               ---------
NET INVESTMENT INCOME                                            202,512
                                                               ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                 (23,860)
Net realized loss on foreign currency transactions                  (534)
Net change in unrealized appreciation (depreciation) on
    investments                                                 (214,344)
Net change in unrealized appreciation (depreciation) on
    foreign currency transactions and translation                    105
                                                               ---------
NET LOSS ON INVESTMENTS                                         (238,633)
                                                               ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $ (36,121)
                                                               =========


                       See Notes to Financial Statements                       7

Phoenix Global Utilities Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Six Months
                                                                                   Ended             From Inception
                                                                              October 31, 2005    December 30, 2004 to
                                                                                (Unaudited)          April 30, 2005
                                                                             -----------------    --------------------
FROM OPERATIONS
    Net investment income (loss)                                                 $   202,512           $   69,888
    Net realized gain (loss)                                                         (24,394)             (10,696)
    Net change in unrealized appreciation (depreciation)                            (214,239)              45,705
                                                                                 -----------           ----------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      (36,121)             104,897
                                                                                 -----------           ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income, Class A                                                  (211,641)             (45,703)
    Net investment income, Class C                                                   (12,881)              (1,864)
                                                                                 -----------           ----------
    DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (224,522)             (47,567)
                                                                                 -----------           ----------
FROM SHARE TRANSACTIONS
CLASS A
    Proceeds from sales of shares (746,772 and 604,309 shares, respectively)       7,901,948            6,065,815
    Net asset value of shares issued from reinvestment of distributions
       (19,886 and 4,562 shares, respectively)                                       208,504               45,256
    Cost of shares repurchased (33,330 and 505 shares, respectively)                (352,225)              (5,118)
                                                                                 -----------           ----------
Total                                                                              7,758,227            6,105,953
                                                                                 -----------           ----------
CLASS C
    Proceeds from sales of shares (74,516 and 32,501 shares, respectively)           768,926              328,420
    Net asset value of shares issued from reinvestment of distributions
       (738 and 108 shares, respectively)                                              7,714                1,069
    Cost of shares repurchased (10,725 and 0 shares, respectively)                  (114,490)                  --
                                                                                 -----------           ----------
Total                                                                                662,150              329,489
                                                                                 -----------           ----------
    INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      8,420,377            6,435,442
                                                                                 -----------           ----------
    NET INCREASE (DECREASE) IN NET ASSETS                                          8,159,734            6,492,772

NET ASSETS
    Beginning of period                                                            6,492,772                   --
                                                                                 -----------           ----------
    END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
       OF $4,390 AND $26,400, RESPECTIVELY]                                      $14,652,506           $6,492,772
                                                                                 ===========           ==========


8                      See Notes to Financial Statements

Phoenix Global Utilities Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                       CLASS A
                                           --------------------------------
                                             SIX MONTHS
                                               ENDED          FROM INCEPTION
                                            OCTOBER 31,        DECEMBER 30,
                                                2005             2004 TO
                                            (UNAUDITED)       APRIL 30, 2005
                                           --------------     --------------

Net asset value, beginning of period           $10.13             $10.00
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)              0.20               0.13
    Net realized and unrealized gain (loss)      0.08               0.08
                                               ------             ------
       TOTAL FROM INVESTMENT OPERATIONS          0.28               0.21
                                               ------             ------
LESS DISTRIBUTIONS
    Dividends from net investment income        (0.22)             (0.08)
                                               ------             ------
       TOTAL DISTRIBUTIONS                      (0.22)             (0.08)
                                               ------             ------
Change in net asset value                        0.06               0.13
                                               ------             ------
NET ASSET VALUE, END OF PERIOD                 $10.19             $10.13
                                               ======             ======
Total return(1)                                  2.72%(4)           2.09%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $13,665             $6,163
RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                       1.15%(3)           1.15%(3)
    Gross operating expenses                     3.12%(3)           5.59%(3)
    Net investment income (loss)                 3.80%(3)           3.81%(3)
Portfolio turnover                                 13%(4)             17%(4)

                                                        CLASS C
                                           ---------------------------------
                                             SIX MONTHS
                                               ENDED          FROM INCEPTION
                                            OCTOBER 31,        DECEMBER 30,
                                                2005             2004 TO
                                            (UNAUDITED)       APRIL 30, 2005
                                           --------------     --------------

Net asset value, beginning of period           $10.12             $10.00
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)              0.17               0.12
    Net realized and unrealized gain (loss)      0.06               0.07
                                               ------             ------
       TOTAL FROM INVESTMENT OPERATIONS          0.23               0.19
                                               ------             ------
LESS DISTRIBUTIONS
    Dividends from net investment income        (0.19)             (0.07)
                                               ------             ------
       TOTAL DISTRIBUTIONS                      (0.19)             (0.07)
                                               ------             ------
Change in net asset value                        0.04               0.12
                                               ------             ------
NET ASSET VALUE, END OF PERIOD                 $10.16             $10.12
                                               ======             ======
Total return (1)                                 2.23%(4)           1.88%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $987               $330
RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                       1.90%(3)           1.90%(3)
    Gross operating expenses                     4.04%(3)           8.16%(3)
    Net investment income (loss)                 3.24%(3)           3.58%(3)
Portfolio turnover                                 13%(4)             17%(4)

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3)   Annualized.
(4)   Not annualized.


                       See Notes to Financial Statements                       9

PHOENIX INCOME & GROWTH FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Income & Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

                              Beginning           Ending        Expenses Paid
   Income & Growth Fund     Account Value     Account Value        During
         Class A           April 30, 2005    October 31, 2005      Period*
  ----------------------   ---------------   ----------------   -------------
Actual                        $1,000.00          $1,025.50         $6.52
Hypothetical (5% return
  before expenses)             1,000.00           1,018.68          6.52

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.28%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning           Ending        Expenses Paid
   Income & Growth Fund     Account Value     Account Value        During
         Class B           April 30, 2005    October 31, 2005      Period*
  ----------------------   ---------------   ----------------   -------------
Actual                        $1,000.00          $1,022.50        $10.33
Hypothetical (5% return
  before expenses)             1,000.00           1,014.86         10.35

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.03%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning           Ending        Expenses Paid
   Income & Growth Fund     Account Value     Account Value        During
         Class C           April 30, 2005    October 31, 2005      Period*
  ----------------------   ---------------   ----------------   -------------
Actual                        $1,000.00          $1,022.30        $10.34
Hypothetical (5% return
  before expenses)             1,000.00           1,014.86         10.35

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.03%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Income & Growth Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                           10/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

                                [GRAPHIC OMITTED]

Domestic Common Stocks.                                                47%
Non-Agency Mortgage-Backed Securities                                  11
Agency Mortgage-Backed Securities                                      10
Domestic Corporate Bonds                                                9
Municipal Bonds                                                         6
Foreign Corporate Bonds                                                 5
Asset-Backed Securities                                                 3
Other                                                                   9

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005
                                   (UNAUDITED)

                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------    -----------
U.S. GOVERNMENT SECURITIES--1.8%

U.S. TREASURY BONDS--0.5%
U.S. Treasury Bond 5.375%, 2/15/31 ................   $   1,515    $ 1,652,297

U.S. TREASURY NOTES--1.3%
U.S. Treasury Note 4.125%, 8/15/10 ................       1,000        984,844
U.S. Treasury Note 4%, 2/15/15 ....................       2,450      2,342,717
U.S. Treasury Note 4.25%, 8/15/15 .................       1,365      1,331,941
                                                                   -----------
                                                                     4,659,502
                                                                   -----------
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $6,433,282)                                         6,311,799
------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--10.2%
FNMA 5.50%, '17-'35................................      12,694     12,538,557
FNMA 5%, '18-'35...................................      12,905     12,554,347
FNMA 4.50%, 6/1/19.................................       2,611      2,527,051
FNMA 4%, 7/1/19....................................         869        824,337
FNMA 6%, 11/1/31...................................         473        477,871
FNMA 6%, 7/1/34....................................         968        976,435
FNMA 6%, 5/1/35....................................       3,407      3,436,700
GNMA 6.50%, '23-'24................................       2,280      2,370,257
------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $36,140,163)                                       35,705,555
------------------------------------------------------------------------------

                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------    -----------
MUNICIPAL BONDS--6.5%

CALIFORNIA--3.3%
Alameda Corridor Transportation Authority Taxable
Series C 6.50%, 10/1/19 (MBIA Insured)...............  $  4,000    $ 4,393,320

Long Beach Pension Obligation Taxable 6.87%, 9/1/06
(FSA Insured)........................................       675        687,359

Pasadena Pension Funding Taxable Series A 7.15%,
5/15/11 (AMBAC Insured)..............................     1,000      1,108,390

San Bernardino County Financing Authority Pension
Obligation Taxable 6.87%, 8/1/08 (MBIA Insured)......     1,335      1,404,086

San Bernardino County Pension Obligation Taxable
Series A 5.43%, 8/1/13 (FGIC Insured)................     1,050      1,068,491

University of California Series F 4.375%, 5/15/30
(FSA Insured)........................................     1,700      1,601,145

Ventura County Pension Obligation Taxable 6.54%,
11/1/05 (FSA Insured)................................     1,325      1,325,000
                                                                   -----------
                                                                    11,587,791
                                                                   -----------
KENTUCKY--0.5%
Kentucky State Property and Buildings Commission
5%, 10/1/12 (AMBAC Insured)..........................     1,500      1,609,395

NEW JERSEY--0.3%
New Jersey State Educational Facilities Authority
Princeton University Series B 4.25%, 7/1/35..........     1,160      1,057,862


                       See Notes to Financial Statements                      11

Phoenix Income & Growth Fund

                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------    -----------
NEW YORK--0.3%
New York State Sales Tax Asset Receivable Taxable B
4.76%, 10/15/15 (FGIC Insured) ......................  $  1,000    $   966,130

PENNSYLVANIA--1.3%
Pittsburgh Pension Obligation Taxable Series C
6.50%, 3/1/17 (FGIC Insured) ........................     4,250      4,641,893

TEXAS--0.3%
Dallas-Fort Worth International Airport Facilities
Improvement Corporation Taxable 6.40%, 11/1/07
(MBIA Insured) ......................................     1,200      1,237,716

VIRGINIA--0.5%
Virginia State Public Building Authority Public
Facilities Series A 5%, 8/1/12 ......................     1,625      1,747,980

-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $22,755,840)                                       22,848,767
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.1%
AmeriCredit Automobile Receivables Trust 01-D, A4
4.41%, 11/12/08 .....................................       450        449,862

Associates Manufactured Housing Pass Through
Certificate 97-2, A6 7.075%, 3/15/28(c) .............       709        728,683

Bombardier Capital Mortgage Securitization Corp.
99-A, A3 5.98%, 1/15/18 .............................       668        607,138

Carmax Auto Owner Trust 05-2, A4 4.34%, 9/15/10 .....       300        297,375

GMAC Mortgage Corp. Loan Trust 05-HE2, A3 4.622%,
11/25/35(c) .........................................     1,100      1,086,937

Long Beach Auto Receivables Trust 04-A, A2 2.841%,
7/15/10(c) ..........................................     1,000        969,687

Merrill Lynch Mortgage Investors, Inc. 05-NCA A
4.298%, 2/25/36(c) ..................................     1,502      1,502,220

Morgan Stanley Auto Loan Trust 04-HB1, A4 3.33%,
10/15/11 ............................................     2,000      1,953,750

Onyx Acceptance Owners Trust 03-D, A4 3.20%,
3/15/10 .............................................     1,000        983,829

Residential Funding Mortgage Securities II, Inc.
04-H13, A4 4.63%, 1/25/20 ...........................     1,425      1,402,813

WFS Financial Owner Trust 03-1, A4 2.74%, 9/20/10 ...       985        973,958

Whole Auto Loan Trust 02-1 B 2.91%, 4/15/09 .........        65         65,092
------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $11,183,957)                                       11,021,344
------------------------------------------------------------------------------

                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------    -----------
DOMESTIC CORPORATE BONDS--8.8%

ADVERTISING--0.1%
Lamar Media Corp. 144A 6.625%, 8/15/15(b) ...........  $    250    $   253,125

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%, 7/15/07 ....       500        525,578

ALUMINUM--0.1%
Alcoa, Inc. 5.375%, 1/15/13 .........................       475        481,941

BROADCASTING & CABLE TV--0.4%
Comcast Corp. 5.30%, 1/15/14 ........................       500        486,075
Echostar DBS Corp. 5.75%, 10/1/08 ...................       750        736,875
                                                                   -----------
                                                                     1,222,950
                                                                   -----------
CASINOS & GAMING--0.6%
Harrah's Operating Co., Inc. 5.50%, 7/1/10 ..........       750        744,778
MGM MIRAGE 6.375%, 12/15/11 .........................       750        744,375
Penn National Gaming, Inc. 6.875%, 12/1/11 ..........       245        242,856
Station Casinos, Inc. 6.875%, 3/1/16 ................       500        506,250
                                                                   -----------
                                                                     2,238,259
                                                                   -----------
CONSUMER FINANCE--1.2%
Ford Motor Credit Co. 8.625%, 11/1/10 ...............       325        318,714
General Electric Capital Corp. 6%, 6/15/12(f) .......       800        841,449
General Motors Acceptance Corp. 6.875%, 9/15/11 .....       600        582,460
General Motors Acceptance Corp. 6.75%, 12/1/14 ......       120        114,939
SLM Corp. 4.45%, 2/1/10(c) ..........................     2,250      2,174,445
                                                                   -----------
                                                                     4,032,007
                                                                   -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Convergys Corp. 4.875%, 12/15/09 ....................       750        713,021

DIVERSIFIED BANKS--0.3%
National Capital Trust II 144A 5.486%,
12/29/49(b)(c) ......................................     1,000        987,528

DIVERSIFIED CAPITAL MARKETS--0.3%
Deutsche Bank AG NY Series GS 2.54%, 3/22/12(c) .....     1,000        960,100

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
International Lease Finance Corp. 4.75%, 1/13/12 ....       625        603,092

ELECTRIC UTILITIES--0.5%
Entergy Gulf States, Inc. 3.60%, 6/1/08 .............       800        767,440
Entergy Gulf States, Inc. 5.70%, 6/1/15 .............     1,000        963,470
                                                                   -----------
                                                                     1,730,910
                                                                   -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Mettler-Toledo International, Inc. 4.85%, 11/15/10        1,000        974,235

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc.. 6.125%, 2/15/14 ...       500        465,000

FOREST PRODUCTS--0.1%
Weyerhaeuser Co. 6.75%, 3/15/12 .....................       450        476,504


12                     See Notes to Financial Statements

Phoenix Income & Growth Fund

                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------    -----------
HEALTH CARE DISTRIBUTORS--0.0%
AmerisourceBergen Corp. 144A 5.625%, 9/15/12(b) .....  $    100    $    96,750

HOMEBUILDING--0.3%
Ryland Group, Inc. (The) 8%, 8/15/06 ................       970        991,659

HOTELS, RESORTS & CRUISE LINES--0.0%
La Quinta Properties, Inc. 7%, 8/15/12 ..............        75         76,875

INVESTMENT BANKING & BROKERAGE--0.2%
Lehman Brothers Holdings, Inc. 6.25%, 5/15/06 .......       500        504,109
Lehman Brothers Holdings, Inc. 4.375%, 11/30/10 .....       250        242,021
                                                                   -----------
                                                                       746,130
                                                                   -----------
LIFE & HEALTH INSURANCE--0.3%
Protective Life Secured Trust 4.67%, 5/10/10(c) .....     1,000        970,060

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12 ....................       475        508,420

MULTI-UTILITIES--0.4%
Dominion Resources, Inc. 5%, 3/15/13 ................       185        179,349
NiSource Finance Corp. 5.45%, 9/15/20 ...............     1,110      1,061,585
                                                                   -----------
                                                                     1,240,934
                                                                   -----------
OIL & GAS DRILLING--0.1%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15 ......       475        456,030

OIL & GAS STORAGE & TRANSPORTATION--0.3%
AmeriGas Partners LP 144A 7.25%, 5/20/15(b) .........       500        520,000
Buckeye Partners LP 5.125%, 7/1/17 ..................       500        473,265
                                                                   -----------
                                                                       993,265
                                                                   -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.2%
Bosphorus Financial Services Ltd. 144A 5.59%,
2/15/12(b)(c) .......................................       250        246,225

JPMorgan Chase & Co. 5.125%, 9/15/14 ................       625        611,683
                                                                   -----------
                                                                       857,908
                                                                   -----------
REGIONAL BANKS--0.5%
Rabobank Capital Funding II 144A 5.26%,
12/29/49(b)(c) ......................................       500        495,148

Zions Bancorp 5.65%, 5/15/14 ........................     1,250      1,267,120
                                                                   -----------
                                                                     1,762,268
                                                                   -----------
REITS--0.9%
Colonial Properties Trust 6.25%, 6/15/14 ............     1,800      1,834,373
HRPT Properties Trust 5.75%, 11/1/15 ................       325        322,563
iStar Financial, Inc. 5.375%, 4/15/10 ...............     1,125      1,112,859
                                                                   -----------
                                                                     3,269,795
                                                                   -----------
TOBACCO--0.2%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A 7.30%,
7/15/15(b) ..........................................       550        550,000

                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------    -----------

TRADING COMPANIES & DISTRIBUTORS--0.4%
Hughes Supply, Inc. 5.50%, 10/15/14..................  $  1,100    $ 1,057,883
United Rentals North America, Inc. 6.50%, 2/15/12....       500        481,875
                                                                   -----------
                                                                     1,539,758
                                                                   -----------

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series E 6.875%,
10/31/13.............................................        900       941,464
------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $31,201,980)                                       30,665,566
------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--11.4%

Asset Backed Funding Corp. Net Interest Margin Trust
04-HE1, N1 144A 4.45%, 7/26/34(b)....................       195        194,179

Citigroup / Deutsche Bank Commercial Mortgage
05-CD1, AM 5.225%, 9/15/20...........................       600        599,625

Countrywide Home Loan Mortgage Pass-Through Trust
04-13, 1A1 5.50%, 8/25/34............................     1,236      1,229,262

Countrywide Home Loan Mortgage Pass-Through Trust
05-HYB6, 2A2 5.33%, 10/20/35(c)......................       245        243,416

Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
6/15/35(b)...........................................       915        889,294

CS First Boston Mortgage Securities Corp. 98-C1 B
6.59%, 5/17/40.......................................     3,000      3,119,462

DLJ Commercial Mortgage Corp. 98-CF2, A1B 6.24%,
11/12/31.............................................     1,385      1,431,580

First Horizon Mortgage Pass-Through Trust 05-AR1,
2A1 5.033%, 4/25/35(c)...............................     1,270      1,257,438

GMAC Commercial Mortgage Securities, Inc. 97-C2,
A3 6.566%, 4/15/29...................................     1,101      1,130,050

Greenwich Capital Commercial Funding Corp. 04-GG1,
A7 5.317%, 6/10/36(c)................................     4,100      4,107,783

Greenwich Capital Commercial Funding Corp. 05-GG5,
AJ 5.301%, 4/10/37(c)................................     1,000      1,004,989

GS Mortgage Securities Corp. II 05-GG4, AJ 4.782%,
7/10/39..............................................     1,950      1,860,749

GS Mortgage Securities Corp. II 99-C1, A2 6.11%,
11/18/30(c)..........................................     2,133      2,188,020

Home Equity Asset Trust 03-8N A 144A 5%, 5/27/34(b)          20         20,157

Homestar Net Interest Margin Trust 04-3, A1 144A
5.50%, 7/25/34(b)....................................        75         74,824


                       See Notes to Financial Statements                      13

Phoenix Income & Growth Fund

                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------    -----------
JPMorgan Chase Commercial Mortgage Securities Corp.
01-CIBC, A3 6.26%, 3/15/33 ..........................  $  2,700    $ 2,836,607

JPMorgan Mortgage Trust 05-S2, 2A15 6%, 9/25/35 .....     2,312      2,318,791

Lehman Brothers - UBS Commercial Mortgage Trust
04-C7, A6 4.786%, 10/15/29(c) .......................     1,800      1,740,937

Lehman Brothers Commercial Conduit Mortgage Trust
99-C2, A2 7.325%, 10/15/32 ..........................     2,000      2,145,661

Master Resecuritization Trust 05-1 144A 5%,
10/28/34(b) .........................................       737        711,458

Residential Asset Mortgage Products, Inc. 03-RS6,
AI3 3.08%, 12/25/28 .................................       703        698,238

Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.897%, 3/25/35(c) ........................    1,395      1,376,411

Structured Asset Securities Corp. 03-32, 1A1 5.31%,
11/25/33(c) .........................................       872        862,284

Structured Asset Securities Corp. 05-6, 4A1 5%,
5/25/35 .............................................     1,688      1,616,870

Wells Fargo Mortgage Backed Securities Trust 03-4,
A18 5.50%, 6/25/33 ..................................     1,250      1,240,615

Wells Fargo Mortgage Backed Securities Trust 04-EE,
2A3 3.989%, 1/25/35(c) ..............................     1,222      1,185,369

Wells Fargo Mortgage Backed Securities Trust 05-5,
1A1 5%, 5/25/20 .....................................       992        971,652

Wells Fargo Mortgage Backed Securities Trust
05-AR10, 2A16 4.11%, 6/25/35(c) .....................     1,000        971,562

Wells Fargo Mortgage Backed Securities Trust
05-AR4, 2A1 4.536%, 4/25/35(c) ......................     1,801      1,773,976
------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $40,423,001)                                       39,801,259
------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--2.0%

AUSTRALIA--0.5%
Commonwealth of Australia Series 1106 6.75%,
11/15/06 ............................................     2,275(h)   1,723,796

BRAZIL--0.1%
Federative Republic of Brazil 11%, 1/11/12 ..........       250        298,125

MEXICO--0.2%
United Mexican States 5.875%, 1/15/14 ...............       550        558,800

NEW ZEALAND--0.3%
Commonwealth of New Zealand Series 206 6.50%,
2/15/06 .............................................     1,300(g)     909,016

                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------    -----------
PANAMA--0.3%
Republic of Panama 7.25%, 3/15/15 ...................  $    275    $   290,125
Republic of Panama 9.375%, 1/16/23 ..................       675        823,500
                                                                   -----------
                                                                     1,113,625
                                                                   -----------
PERU--0.1%
Republic of Peru 8.75%, 11/21/33 ....................       250        288,750

PHILIPPINES--0.2%
Republic of Philippines 8.375%, 2/15/11 .............       710        742,837

RUSSIA--0.2%
Russian Federation RegS 5%, 3/31/30(c)(e) ...........       750        833,672

TURKEY--0.1%
Republic of Turkey 12.375%, 6/15/09 .................       200        243,000
Republic of Turkey 7.375%, 2/5/25 ...................       250        248,750
                                                                   -----------
                                                                       491,750
                                                                   -----------
------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $6,946,197)                                         6,960,371
------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--4.7%

AUSTRALIA--0.2%
United Energy Distribution Holdings Property Ltd.
144A 5.45%, 4/15/16(b) ..............................       500        505,983

Westfield Capital Corp. 144A 5.125%, 11/15/14(b) ....       200        195,282
                                                                   -----------
                                                                       701,265
                                                                   -----------
BRAZIL--0.3%
Petrobras International Finance Co. 9.125%, 7/2/13        1,000      1,145,000

CANADA--0.1%
Rogers Wireless Communications, Inc. 7.25%,
12/15/12 ............................................       200        211,000

CHILE--0.9%
Banco Santander Chile 144A 5.375%, 12/9/14(b) .......       325        320,755
Enersis SA 7.375%, 1/15/14 ..........................     1,300      1,372,173
Petropower I Funding Trust 144A 7.36%, 2/15/14(b) ...     1,515      1,442,123
                                                                   -----------
                                                                     3,135,051
                                                                   -----------
ITALY--0.6%
Telecom Italia Capital S.p.A. 4%, 11/15/08 ..........     2,000      1,935,100

KAZAKHSTAN--0.7%
Kazkommerts International BV 144A 7%, 11/3/09(b) ....     1,500      1,522,500
Kazkommerts International BV RegS 10.125%,
5/8/07(e) ...........................................     1,000      1,060,200
                                                                   -----------
                                                                     2,582,700
                                                                   -----------
MALAYSIA--0.4%
Malaysia International Shipping Corp. Capital Ltd.
144A 6.125%, 7/1/14(b) ..............................       250        261,347


14                     See Notes to Financial Statements

Phoenix Income & Growth Fund

                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------    -----------
MALAYSIA--CONTINUED
Petronas Capital Ltd. RegS 7%, 5/22/12(e) ...........  $  1,000    $ 1,097,607
                                                                   -----------
                                                                     1,358,954
                                                                   -----------
MEXICO--0.6%
America Movil SA de CV 5.75%, 1/15/15 ...............     1,000        981,727
Pemex Project Funding Master Trust 8%, 11/15/11 .....       750        838,500

Pemex Project Funding Master Trust 144A 5.75%,
12/15/15(b) .........................................       450        436,950
                                                                   -----------
                                                                     2,257,177
                                                                   -----------
SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%, 11/15/19(b)(c) ...............       700        678,281

SOUTH KOREA--0.2%
Korea Development Bank 4.25%, 11/13/07 ..............       500        493,262
Korea Development Bank 3.875%, 3/2/09 ...............       350        336,616
                                                                   -----------
                                                                       829,878
                                                                   -----------
UNITED KINGDOM--0.2%
HBOS plc 144A 5.375%, 11/29/49(b)(c) ................       750        741,645

UNITED STATES--0.3%
Amvescap plc 5.375%, 12/15/14 .......................     1,000        972,329
------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $16,733,356)                                       16,548,380
------------------------------------------------------------------------------

                                                        SHARES
                                                       --------

DOMESTIC COMMON STOCKS--47.2%

AEROSPACE & DEFENSE--1.4%
Boeing Co. (The) ....................................    10,400        672,256
Honeywell International, Inc. .......................    23,700        810,540
Lockheed Martin Corp. ...............................    16,600      1,005,296
Northrop Grumman Corp. ..............................    11,400        611,610
United Technologies Corp. ...........................    37,100      1,902,488
                                                                   -----------
                                                                     5,002,190
                                                                   -----------
AGRICULTURAL PRODUCTS--0.3%
Archer-Daniels-Midland Co. ..........................    36,100        879,757

AIR FREIGHT & LOGISTICS--0.1%
United Parcel Service, Inc. Class B .................     3,600        262,584

APPAREL RETAIL--0.2%
Gap, Inc. (The) .....................................    38,900        672,192

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
VF Corp. ............................................     7,200        376,200

APPLICATION SOFTWARE--0.5%
Autodesk, Inc. ......................................    12,800        577,664
Intuit, Inc.(i) .....................................     8,300        381,219

                                                        SHARES        VALUE
                                                       ---------   -----------

APPLICATION SOFTWARE--CONTINUED
Mercury Interactive Corp.(i) ........................    11,000    $   382,690
Parametric Technology Corp.(i) ......................    41,600        270,816
                                                                   -----------
                                                                     1,612,389
                                                                   -----------
ASSET MANAGEMENT & CUSTODY BANKS--0.7%
Bank of New York Co., Inc. (The) ....................    22,500        704,025
Franklin Resources, Inc. ............................     7,200        636,264
Northern Trust Corp. ................................    17,800        954,080
State Street Corp. ..................................     5,400        298,242
                                                                   -----------
                                                                     2,592,611
                                                                   -----------
AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. ......................................    62,500        520,000

BIOTECHNOLOGY--0.2%
Applera Corp. - Applied Biosystems Group ............    11,100        269,397
Cephalon, Inc.(i) ...................................     8,300        378,397
                                                                   -----------
                                                                       647,794
                                                                   -----------
BROADCASTING & CABLE TV--0.1%
EchoStar Communications Corp. Class A ...............     7,500        201,525

BUILDING PRODUCTS--0.2%
Masco Corp. .........................................    22,400        638,400

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co. .........................    17,900        626,858

COMMUNICATIONS EQUIPMENT--1.4%
Avaya, Inc.(i) ......................................    12,400        142,848
Cisco Systems, Inc.(i) ..............................   144,000      2,512,800
Harris Corp. ........................................     7,400        304,140
Motorola, Inc. ......................................    94,400      2,091,904
                                                                   -----------
                                                                     5,051,692
                                                                   -----------
COMPUTER HARDWARE--1.6%
Apple Computer, Inc.(i) .............................     2,500        143,975
Dell, Inc.(i) .......................................    52,100      1,660,948
Hewlett-Packard Co. .................................    62,100      1,741,284
International Business Machines Corp. ...............    23,700      1,940,556
NCR Corp.(i) ........................................     5,400        163,188
                                                                   -----------
                                                                     5,649,951
                                                                   -----------
COMPUTER STORAGE & PERIPHERALS--0.1%
Emulex Corp.(i) .....................................    22,200        410,922

CONSTRUCTION MATERIALS--0.0%
Vulcan Materials Co. ................................     1,300         84,500

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.2%
PACCAR, Inc. ........................................     6,800        476,136
Toro Co. (The) ......................................     9,400        343,194
                                                                   -----------
                                                                       819,330
                                                                   -----------


                       See Notes to Financial Statements                      15

Phoenix Income & Growth Fund

                                                        SHARES        VALUE
                                                       --------    -----------
CONSUMER FINANCE--0.6%
American Express Co. ................................    27,200    $ 1,353,744
Capital One Financial Corp. .........................     8,400        641,340
                                                                   -----------
                                                                     1,995,084
                                                                   -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.6%
CheckFree Corp.(i) ..................................     6,700        284,750
Computer Sciences Corp.(i) ..........................    17,700        907,125
Fiserv, Inc.(i) .....................................    18,800        821,184
                                                                   -----------
                                                                     2,013,059
                                                                   -----------
DEPARTMENT STORES--0.9%
Federated Department Stores, Inc. ...................    18,700      1,147,619
Nordstrom, Inc. .....................................    30,000      1,039,500
Penney (J.C.) Co., Inc. .............................    21,300      1,090,560
                                                                   -----------
                                                                     3,277,679
                                                                   -----------
DIVERSIFIED BANKS--3.1%
Bank of America Corp. ...............................   125,800      5,502,492
Comerica, Inc. ......................................     8,700        502,686
U.S. Bancorp ........................................    19,500        576,810
Wachovia Corp. ......................................    63,700      3,218,124
Wells Fargo & Co. ...................................    15,300        921,060
                                                                   -----------
                                                                    10,721,172
                                                                   -----------
DIVERSIFIED CHEMICALS--0.6%
Dow Chemical Co. (The) ..............................    18,100        830,066
Eastman Chemical Co. ................................    18,100        954,956
PPG Industries, Inc. ................................     2,300        137,931
                                                                   -----------
                                                                     1,922,953
                                                                   -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
Cendant Corp. .......................................    34,500        600,990
Dun & Bradstreet Corp.(i) ...........................     6,400        405,248
                                                                   -----------
                                                                     1,006,238
                                                                   -----------
DIVERSIFIED METALS & MINING--0.1%
Phelps Dodge Corp. ..................................     2,500        301,175

ELECTRIC UTILITIES--0.1%
PPL Corp. ...........................................    16,300        510,842

ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Emerson Electric Co. ................................    19,700      1,370,135

FOOTWEAR--0.3%
NIKE, Inc. Class B ..................................    10,400        874,120

GAS UTILITIES--0.1%
UGI Corp. ...........................................    15,400        363,440

GENERAL MERCHANDISE STORES--0.1%
Dollar General Corp. ................................     9,700        188,568

                                                        SHARES        VALUE
                                                       --------    -----------
HEALTH CARE DISTRIBUTORS--0.4%
Cardinal Health, Inc. ...............................    13,500    $   843,885
McKesson Corp. ......................................    15,900        722,337
                                                                   -----------
                                                                     1,566,222
                                                                   -----------
HEALTH CARE EQUIPMENT--1.0%
Baxter International, Inc. ..........................    21,600        825,768
Becton, Dickinson & Co. .............................    22,000      1,116,500
Boston Scientific Corp.(i) ..........................    21,500        540,080
Hospira, Inc.(i) ....................................     6,600        263,010
PerkinElmer, Inc. ...................................    30,500        673,135
                                                                   -----------
                                                                     3,418,493
                                                                   -----------
HEALTH CARE SERVICES--0.2%
Caremark Rx, Inc.(i) ................................    10,600        555,440

HEALTH CARE SUPPLIES--0.3%
Bausch & Lomb, Inc. .................................    12,000        890,280

HOME IMPROVEMENT RETAIL--0.8%
Home Depot, Inc. (The) ..............................    41,900      1,719,576
Sherwin-Williams Co. (The) ..........................    24,000      1,021,200
                                                                   -----------
                                                                     2,740,776
                                                                   -----------
HOUSEHOLD APPLIANCES--0.3%
Black & Decker Corp. (The) ..........................    13,400      1,100,542

HOUSEHOLD PRODUCTS--0.8%
Clorox Co. (The) ....................................    24,300      1,315,116
Kimberly-Clark Corp. ................................    26,100      1,483,524
                                                                   -----------
                                                                     2,798,640
                                                                   -----------
HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc. .............................    32,200        740,278

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
Constellation Energy Group, Inc. ....................    22,000      1,205,600

INDUSTRIAL CONGLOMERATES--0.6%
3M Co. ..............................................     3,900        296,322
General Electric Co. ................................    45,400      1,539,514
Textron, Inc. .......................................     5,400        389,016
                                                                   -----------
                                                                     2,224,852
                                                                   -----------
INDUSTRIAL MACHINERY--0.9%
Danaher Corp. .......................................    13,400        698,140
Dover Corp. .........................................     5,100        198,798
Eaton Corp. .........................................    18,900      1,111,887
Illinois Tool Works, Inc. ...........................    10,400        881,504
Parker-Hannifin Corp. ...............................     5,400        338,472
                                                                   -----------
                                                                     3,228,801
                                                                   -----------
INSURANCE BROKERS--0.1%
AON Corp. ...........................................     9,500        321,575


16                     See Notes to Financial Statements

Phoenix Income & Growth Fund

                                                        SHARES        VALUE
                                                       --------    -----------
INTEGRATED OIL & GAS--4.0%
Chevron Corp. .......................................    52,800    $ 3,013,296
ConocoPhillips ......................................    18,400      1,202,992
Exxon Mobil Corp. ...................................   124,100      6,966,974
Marathon Oil Corp. ..................................     1,300         78,208
Occidental Petroleum Corp. ..........................    35,000      2,760,800
                                                                   -----------
                                                                    14,022,270
                                                                   -----------
INTEGRATED TELECOMMUNICATION SERVICES--1.9%
AT&T Corp. ..........................................    36,600        723,948
BellSouth Corp. .....................................    36,600        952,332
Citizens Communications Co. .........................    65,500        801,720
Qwest Communications International, Inc.(i) .........    31,700        138,212
SBC Communications, Inc. ............................    72,100      1,719,585
Verizon Communications, Inc. ........................    72,800      2,293,928
                                                                   -----------
                                                                     6,629,725
                                                                   -----------
INTERNET RETAIL--0.1%
IAC/InterActiveCorp(i) ..............................    13,800        353,280

INTERNET SOFTWARE & SERVICES--0.1%
HomeStore.Com, Inc.(i) ..............................     4,573         16,601
VeriSign, Inc.(i) ...................................    12,100        285,923
                                                                   -----------
                                                                       302,524
                                                                   -----------
INVESTMENT BANKING & BROKERAGE--0.5%
Merrill Lynch & Co., Inc. ...........................    15,000        971,100
Morgan Stanley ......................................    13,300        723,653
                                                                   -----------
                                                                     1,694,753
                                                                   -----------
LIFE & HEALTH INSURANCE--1.5%
AFLAC, Inc. .........................................    11,700        559,026
Lincoln National Corp. ..............................    21,700      1,098,237
MetLife, Inc. .......................................    47,000      2,322,270
Protective Life Corp. ...............................     2,300        100,832
Prudential Financial, Inc. ..........................    14,300      1,040,897
StanCorp Financial Group, Inc. ......................     1,300        119,730
                                                                   -----------
                                                                     5,240,992
                                                                   -----------
MANAGED HEALTH CARE--1.2%
Aetna, Inc. .........................................    12,900      1,142,424
CIGNA Corp. .........................................     5,900        683,633
UnitedHealth Group, Inc. ............................    20,400      1,180,956
WellPoint, Inc.(i) ..................................    16,700      1,247,156
                                                                   -----------
                                                                     4,254,169
                                                                   -----------
METAL & GLASS CONTAINERS--0.1%
Crown Holdings, Inc.(i) .............................    22,000        356,840
Silgan Holdings, Inc. ...............................     4,200        135,114
                                                                   -----------
                                                                       491,954
                                                                   -----------

                                                        SHARES       VALUE
                                                       --------    -----------
MOVIES & ENTERTAINMENT--1.4%
Time Warner, Inc. ...................................   177,200    $ 3,159,476
Viacom, Inc. Class B ................................    35,300      1,093,241
Walt Disney Co. (The) ...............................    21,400        521,518
                                                                   -----------
                                                                     4,774,235
                                                                   -----------
MULTI-LINE INSURANCE--1.0%
American International Group, Inc. ..................    49,000      3,175,200
Hartford Financial Services Group, Inc. (The) .......     2,100        167,475
Unitrin, Inc. .......................................     2,200        101,200
                                                                   -----------
                                                                     3,443,875
                                                                   -----------
OIL & GAS DRILLING--0.3%
Pride International, Inc.(i) ........................    24,300        682,101
Transocean, Inc.(i) .................................     3,700        212,713
                                                                   -----------
                                                                       894,814
                                                                   -----------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
Burlington Resources, Inc. ..........................     9,000        649,980

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.2%
Valero Energy Corp. .................................     5,100        536,724

OTHER DIVERSIFIED FINANCIAL SERVICES--1.8%
Citigroup, Inc. .....................................    59,000      2,701,020
JPMorgan Chase & Co. ................................    93,600      3,427,632
Principal Financial Group, Inc. .....................     5,500        272,965
                                                                   -----------
                                                                     6,401,617
                                                                   -----------

PACKAGED FOODS & MEATS--1.2%
General Mills, Inc. .................................    17,000        820,420
Kellogg Co. .........................................    59,100      2,610,447
Pilgrim's Pride Corp. ...............................    11,700        368,316
Tyson Foods, Inc. Class A ...........................    13,500        240,300
                                                                   -----------
                                                                     4,039,483
                                                                   -----------
PHARMACEUTICALS--3.3%
Alpharma, Inc. Class A ..............................    10,600        263,834
Barr Pharmaceuticals, Inc.(i) .......................     7,600        436,620
Johnson & Johnson ...................................    75,700      4,740,334
King Pharmaceuticals, Inc.(i) .......................    20,200        311,686
Medicis Pharmaceutical Corp. Class A ................    12,100        356,950
Merck & Co., Inc. ...................................    36,200      1,021,564
Pfizer, Inc. ........................................   163,500      3,554,490
Watson Pharmaceuticals, Inc.(i) .....................     5,000        172,800
Wyeth ...............................................    13,700        610,472
                                                                   -----------
                                                                    11,468,750
                                                                   -----------
PROPERTY & CASUALTY INSURANCE--1.5%
Allstate Corp. (The) ................................    44,800      2,364,992
Cincinnati Financial Corp. ..........................     3,200        136,160


                       See Notes to Financial Statements                      17

Phoenix Income & Growth Fund

                                                        SHARES        VALUE
                                                       --------    -----------

PROPERTY & CASUALTY INSURANCE--CONTINUED
Mercury General Corp. ...............................     4,300    $   259,935
Progressive Corp. (The) .............................     6,100        706,441
St. Paul Travelers Cos., Inc. (The) .................    39,100      1,760,673
                                                                   -----------
                                                                     5,228,201
                                                                   -----------
PUBLISHING & PRINTING--0.0%
Meredith Corp. ......................................     2,600        129,740

RAILROADS--0.1%
Norfolk Southern Corp. ..............................     9,900        397,980

REGIONAL BANKS--0.6%
Bank of Hawaii Corp. ................................     7,500        385,350
Hibernia Corp. Class A ..............................    20,600        611,202
KeyCorp .............................................    17,400        560,976
National City Corp. .................................     4,900        157,927
SunTrust Banks, Inc. ................................     3,000        217,440
Synovus Financial Corp. .............................     8,700        238,989
                                                                   -----------
                                                                     2,171,884
                                                                   -----------
REITS--0.4%
American Home Mortgage Investment Corp. .............     8,300        224,349
Boston Properties, Inc. .............................     4,900        339,178
Highwoods Properties, Inc. ..........................    17,700        499,317
New Century Financial Corp. .........................    13,100        404,397
                                                                   -----------
                                                                     1,467,241
                                                                   -----------
RESTAURANTS--0.7%
McDonald's Corp. ....................................    50,800      1,605,280
Yum! Brands, Inc. ...................................    16,300        829,181
                                                                   -----------
                                                                     2,434,461
                                                                   -----------
SEMICONDUCTORS--1.4%
Freescale Semiconductor, Inc. Class B(i) ............    10,400        248,352
Intel Corp. .........................................   143,100      3,362,850
ON Semiconductor Corp.(i) ...........................    39,800        184,672
Texas Instruments, Inc. .............................    41,800      1,193,390
                                                                   -----------
                                                                     4,989,264
                                                                   -----------
SOFT DRINKS--0.1%
Pepsi Bottling Group, Inc. (The) ....................     7,400        210,382
PepsiAmericas, Inc. .................................    10,800        251,856
                                                                   -----------
                                                                       462,238
                                                                   -----------
SPECIALIZED CONSUMER SERVICES--0.2%
Block (H&R), Inc. ...................................    22,500        559,350

SPECIALIZED FINANCE--0.0%
Asset Acceptance Capital Corp.(i) ...................     3,200         84,768

SPECIALTY CHEMICALS--0.1%
Rohm and Haas Co. ...................................     5,600        243,768

                                                        SHARES       VALUE
                                                       --------    -----------

SPECIALTY STORES--0.0%
Staples, Inc. .......................................     5,400    $   122,742

SYSTEMS SOFTWARE--1.9%
BMC Software, Inc.(i) ....................... .......    12,300        240,957
Microsoft Corp. .....................................   179,700      4,618,290
Oracle Corp.(i) .....................................   123,000      1,559,640
Symantec Corp.(i) ...................................     8,300        197,955
                                                                   -----------
                                                                     6,616,842
                                                                   -----------
TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(i) ..........................     9,600        283,296
Tech Data Corp.(i) ..................................     6,300        218,232
                                                                   -----------
                                                                       501,528
                                                                   -----------
THRIFTS & MORTGAGE FINANCE--0.0%
Washington Mutual, Inc. .............................         1             39

TOBACCO--0.3%
Reynolds American, Inc. .............................    12,700      1,079,500

TRUCKING--0.1%
CNF, Inc. ...........................................     7,900        444,533

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp. .................................    57,700      1,344,987
Syniverse Holdings, Inc.(i) .........................     6,600        119,460
                                                                   -----------
                                                                     1,464,447
                                                                   -----------
------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $140,205,936)                                     164,982,530
------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--1.4%

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. Class B
(Indonesia) .........................................    13,500        667,170

INDUSTRIAL CONGLOMERATES--0.4%
Tyco International Ltd. (United States) .............    50,300      1,327,417

INDUSTRIAL MACHINERY--0.6%
Ingersoll-Rand Co. Ltd. Class A (United States) .....    57,800      2,184,262

OIL & GAS DRILLING--0.1%
Nabors Industries Ltd. (United States)(i) ...........     3,600        247,068

PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A (United States) .............     6,600        422,796
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,880,219)                                         4,848,713
------------------------------------------------------------------------------


18                     See Notes to Financial Statements

Phoenix Income & Growth Fund

                                                        SHARES       VALUE
                                                       --------  ------------
EXCHANGE TRADED FUNDS--1.1%
SPDR Trust Series I .................................    31,300   $ 3,760,069
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $3,718,819)                                        3,760,069
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $319,622,750)                                    343,454,353
-----------------------------------------------------------------------------

                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       --------  ------------
SHORT-TERM INVESTMENTS--3.2%

COMMERCIAL PAPER(j)--3.2%
UBS Finance Delaware LLC 4%, 11/1/05 ................  $  4,930   $ 4,930,000
Du Pont (E.I.) de Nemours & Co. 3.90%, 11/4/05 ......     2,880     2,879,064
Sysco Corp. 4%, 11/7/05 .............................     3,285     3,282,810
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $11,091,874)                                      11,091,874
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.4%
(IDENTIFIED COST $330,714,624)                                    354,546,227(a)

Other assets and liabilities, net--(1.4)%                          (5,012,970)
                                                                 ------------
NET ASSETS--100.0%                                               $349,533,257
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $29,181,470 and gross depreciation of $9,840,959 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $335,205,716.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $11,143,554 or 3.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds and foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(f)   All or a portion segregated as collateral for forward currency contracts.
(g)   Par value represents New Zealand Dollar.
(h)   Par value represents Australian Dollar.
(i)   Non-income producing.
(j)   The rate shown is the discount rate.


                       See Notes to Financial Statements                      19

Phoenix Income & Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $330,714,624)                                 $354,546,227
Cash                                                                     3,402
Receivables
   Dividends and interest                                            1,841,567
   Fund shares sold                                                     27,431
   Tax reclaims                                                          4,098
Trustee retainer                                                         2,624
Prepaid expenses                                                        43,057
                                                                  ------------
      Total assets                                                 356,468,406
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                   5,765,033
   Fund shares repurchased                                             615,233
   Investment advisory fee                                             208,770
   Transfer agent fee                                                  128,497
   Distribution and service fees                                        84,680
   Financial agent fee                                                  19,486
Unrealized depreciation on forward currency contracts                   49,495
Accrued expenses                                                        63,955
                                                                  ------------
      Total liabilities                                              6,935,149
                                                                  ------------
NET ASSETS                                                        $349,533,257
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $323,062,336
Undistributed net investment income                                    274,872
Accumulated net realized gain                                        2,414,871
Net unrealized appreciation                                         23,781,178
                                                                  ------------
NET ASSETS                                                        $349,533,257
                                                                  ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $333,807,094)                37,038,310
Net asset value per share                                                $9.01
Offering price per share $9.01/(1-5.75%)                                 $9.56

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $13,739,122)                  1,515,609
Net asset value and offering price per share                             $9.07

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,987,041)                     217,474
Net asset value and offering price per share                             $9.14


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                          $ 4,823,534
Dividends                                                           1,698,494
Foreign taxes withheld                                                 (5,607)
                                                                  -----------
       Total investment income                                      6,516,421
                                                                  -----------
EXPENSES
Investment advisory fee                                             1,289,764
Service fees, Class A                                                 438,861
Distribution and service fees, Class B                                 76,751
Distribution and service fees, Class C                                 10,327
Financial agent fee                                                   118,242
Transfer agent                                                        322,520
Custodian                                                              42,632
Printing                                                               25,322
Registration                                                           22,214
Professional                                                           19,548
Trustees                                                               15,950
Miscellaneous                                                          41,398
                                                                  -----------
       Total expenses                                               2,423,529
Custodian fees paid indirectly                                         (4,584)
                                                                  -----------
       Net expenses                                                 2,418,945
                                                                  -----------
NET INVESTMENT INCOME                                               4,097,476
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                    9,232,517
Net realized loss on foreign currency transactions                    (71,838)
Net change in unrealized appreciation (depreciation) on
   investments                                                     (3,728,970)
Net change in unrealized appreciation (depreciation) on
   foreign currency transactions and translation                      (41,889)
                                                                  -----------
NET GAIN ON INVESTMENTS                                             5,389,820
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 9,487,296
                                                                  ===========


20                        See Notes to Financial Statements

Phoenix Income & Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                Six Months Ended
                                                                                October 31, 2005       Year Ended
                                                                                   (Unaudited)       April 30, 2005
                                                                                -----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)                                                  $  4,097,476         $  9,473,572
   Net realized gain (loss)                                                         9,160,679           12,174,985
   Net change in unrealized appreciation (depreciation)                            (3,770,859)            (460,060)
                                                                                 ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      9,487,296           21,188,497
                                                                                 ------------         ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                  (4,487,821)          (9,783,602)
   Net investment income, Class B                                                    (134,824)            (368,894)
   Net investment income, Class C                                                     (18,018)             (38,759)
                                                                                 ------------         ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (4,640,663)         (10,191,255)
                                                                                 ------------         ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (369,691 and 1,094,733 shares, respectively)       3,374,674            9,714,620
   Net asset value of shares issued from reinvestment of distributions
      (395,621 and 867,044 shares, respectively)                                    3,616,106            7,684,700
   Cost of shares repurchased (3,113,673 and 6,607,522 shares, respectively)      (28,376,231)         (58,516,129)
                                                                                 ------------         ------------
Total                                                                             (21,385,451)         (41,116,809)
                                                                                 ------------         ------------
CLASS B
   Proceeds from sales of shares (39,692 and 154,129 shares, respectively)            363,758            1,373,281
   Net asset value of shares issued from reinvestment of distributions
      (13,086 and 36,038 shares, respectively)                                        120,418              320,898
   Cost of shares repurchased (340,639 and 1,168,832 shares, respectively)         (3,126,827)         (10,412,073)
                                                                                 ------------         ------------
Total                                                                              (2,642,651)          (8,717,894)
                                                                                 ------------         ------------
CLASS C
   Proceeds from sales of shares (8,038 and 59,736 shares, respectively)               74,364              536,738
   Net asset value of shares issued from reinvestment of distributions
      (1,870 and 4,037 shares, respectively)                                           17,332               36,316
   Cost of shares repurchased (12,820 and 69,006 shares, respectively)               (119,318)            (624,908)
                                                                                 ------------         ------------
Total                                                                                 (27,622)             (51,854)
                                                                                 ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      (24,055,724)         (49,886,557)
                                                                                 ------------         ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                          (19,209,091)         (38,889,315)

NET ASSETS
   Beginning of period                                                            368,742,348          407,631,663
                                                                                 ------------         ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
      OF $274,872 AND $818,059, RESPECTIVELY]                                    $349,533,257         $368,742,348
                                                                                 ============         ============


                      See Notes to Financial Statements                       21

Phoenix Income & Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                           --------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                               YEAR ENDED APRIL 30,
                                           OCTOBER 31, 2005 ---------------------------------------------------------------------
                                             (UNAUDITED)       2005        2004(4)         2003         2002(3)         2001
Net asset value, beginning of period           $ 8.90         $ 8.66        $ 7.92        $ 8.41        $ 8.98         $ 9.75
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.10(2)        0.22(2)       0.22(2)       0.24(2)       0.29(2)        0.32
   Net realized and unrealized gain (loss)       0.13           0.26          0.76         (0.48)        (0.56)         (0.30)
                                               ------         ------        ------        ------        ------         ------
      TOTAL FROM INVESTMENT OPERATIONS           0.23           0.48          0.98         (0.24)        (0.27)          0.02
                                               ------         ------        ------        ------        ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.12)         (0.24)        (0.24)        (0.25)        (0.30)         (0.35)
   Distributions from net realized gains           --             --            --            --            --          (0.44)
                                               ------         ------        ------        ------        ------         ------
      TOTAL DISTRIBUTIONS                       (0.12)         (0.24)        (0.24)        (0.25)        (0.30)         (0.79)
                                               ------         ------        ------        ------        ------         ------
Change in net asset value                        0.11           0.24          0.74         (0.49)        (0.57)         (0.77)
                                               ------         ------        ------        ------        ------         ------
NET ASSET VALUE, END OF PERIOD                 $ 9.01         $ 8.90        $ 8.66        $ 7.92        $ 8.41         $ 8.98
                                               ======         ======        ======        ======        ======         ======
Total return(1)                                  2.55%(6)       5.53%        12.40%        (2.70)%       (3.01)%         0.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $333,807       $350,609      $381,423      $380,101      $432,632       $453,174
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            1.28%(5)       1.28%         1.29%         1.28 %        1.26 %         1.26%(7)
   Net investment income                         2.26%(5)       2.46%         2.54%         3.10 %        3.29 %         3.41%
Portfolio turnover                                 46%(6)         59%           83%           93 %          64 %           48%


                                                                                    CLASS B
                                           --------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                YEAR ENDED APRIL 30,
                                          OCTOBER 31, 2005  ---------------------------------------------------------------------
                                             (UNAUDITED)       2005         2004(4)        2003         2002(3)         2001
Net asset value, beginning of period           $ 8.95         $ 8.71        $ 7.96        $ 8.43        $ 9.00         $ 9.77
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.07(2)        0.15(2)       0.16(2)       0.18(2)       0.22(2)        0.24
   Net realized and unrealized gain (loss)       0.13           0.26          0.76         (0.47)        (0.56)         (0.29)
                                               ------         ------        ------        ------        ------         ------
      TOTAL FROM INVESTMENT OPERATIONS           0.20           0.41          0.92         (0.29)        (0.34)         (0.05)
                                               ------         ------        ------        ------        ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.08)         (0.17)        (0.17)        (0.18)        (0.23)         (0.28)
   Distributions from net realized gains           --             --            --            --            --          (0.44)
                                               ------         ------        ------        ------        ------         ------
      TOTAL DISTRIBUTIONS                       (0.08)         (0.17)        (0.17)        (0.18)        (0.23)         (0.72)
                                               ------         ------        ------        ------        ------         ------
Change in net asset value                        0.12           0.24          0.75         (0.47)        (0.57)         (0.77)
                                               ------         ------        ------        ------        ------         ------
NET ASSET VALUE, END OF PERIOD                 $ 9.07         $ 8.95        $ 8.71        $ 7.96        $ 8.43         $ 9.00
                                               ======         ======        ======        ======        ======         ======
Total return(1)                                  2.25%(6)       4.69%        11.61%        (3.42)%       (3.78)%        (0.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $13,739        $16,145       $24,228       $34,234       $70,096       $138,837
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            2.03%(5)       2.03%         2.04%         2.03 %        2.01 %         2.01 %(7)
   Net investment income                         1.51%(5)       1.71%         1.82%         2.37 %        2.55 %         2.65 %
Portfolio turnover                                 46%(6)         59%           83%           93 %          64 %           48 %

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3) As required, effective May 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended April 30, 2002, was to increase the ratio of net investment income to average net assets from 3.26% to 3.29% and from 2.53% to 2.55% for Class A and Class B, respectively. There was no effect to net investment income
      (loss) per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the net investment income per share by $0.00 and $0.00 and the net investment income ratio for the period ending April 30, 2004 by 0.04% and 0.03% for Class A and Class B, respectively. Prior to May 1, 2003, the Fund did not hold any debt index securities.
(5)   Annualized.
(6)   Not annualized.
(7) For the year ended April 30, 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.


22                      See Notes to Financial Statements

Phoenix Income & Growth Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                                YEAR ENDED APRIL 30,
                                           OCTOBER 31, 2005 ---------------------------------------------------------------------
                                             (UNAUDITED)       2005         2004(4)        2003        2002(3)         2001
Net asset value, beginning of period           $ 9.02         $ 8.78        $ 8.02        $ 8.49        $ 9.07         $ 9.85
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.07(2)        0.15(2)       0.15(2)       0.19(2)       0.22(2)        0.25
   Net realized and unrealized gain (loss)       0.13           0.26          0.78         (0.48)        (0.57)         (0.31)
                                               ------         ------        ------        ------        ------         ------
      TOTAL FROM INVESTMENT OPERATIONS           0.20           0.41          0.93         (0.29)        (0.35)         (0.06)
                                               ------         ------        ------        ------        ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.08)         (0.17)        (0.17)        (0.18)        (0.23)         (0.28)
   Distributions from net realized gains           --             --            --            --            --          (0.44)
                                               ------         ------        ------        ------        ------         ------
      TOTAL DISTRIBUTIONS                       (0.08)         (0.17)        (0.17)        (0.18)        (0.23)         (0.72)
                                               ------         ------        ------        ------        ------         ------
Change in net asset value                        0.12           0.24          0.76         (0.47)        (0.58)         (0.78)
                                               ------         ------        ------        ------        ------         ------
NET ASSET VALUE, END OF PERIOD                 $ 9.14         $ 9.02        $ 8.78        $ 8.02        $ 8.49         $ 9.07
                                               ======         ======        ======        ======        ======         ======
Total return(1)                                  2.23%(6)       4.65%        11.64%        (3.39)%       (3.86)%        (0.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $1,987         $1,988        $1,980        $1,374        $1,223           $699

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            2.03%(5)       2.03%         2.04%         2.04 %        2.02 %         2.01 %(7)
   Net investment income                         1.51%(5)       1.71%         1.77%         2.35 %        2.50 %         2.67 %
Portfolio turnover                                 46%(6)         59%           83%           93 %          64 %           48 %

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3) As required, effective May 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended April 30, 2002, was to increase the ratio of net investment income to average net assets from 2.47% to 2.50% for Class C. There was no effect to net investment income (loss) per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the net investment income per share by $0.01 and the net investment income ratio for the period ending April 30, 2004 by 0.04% for Class C. Prior to May 1, 2003, the Fund did not hold any debt index securities.
(5)   Annualized.
(6)   Not annualized.
(7) For the year ended April 30, 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.


                        See Notes to Financial Statements                     23

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (UNAUDITED)

1. ORGANIZATION

   Phoenix Investment Series Fund (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently, two Funds are offered for sale (each a "Fund"). The Phoenix Global Utilities Fund ("Global Utilities Fund") is diversified and has an investment objective to seek both capital appreciation and current income. The Phoenix Income & Growth Fund ("Income & Growth Fund") is diversified and has a primary investment objective of investing in a diversified group of securities that are selected for current yield consistent with the preservation of capital. The Phoenix Income and Growth Fund has a secondary investment objective to achieve capital appreciation when it is consistent with the Fund's primary objective. The secondary objective is a non-fundamental policy that may be changed without shareholder vote.

      The Funds offer the following classes of shares for sale:

                                        Class A   Class B   Class C
                                        -------   -------   -------
Global Utilities Fund ...........           X         --        X
Income & Growth Fund ............           X          X        X

   Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (UNAUDITED) (CONTINUED)

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:

   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

   At October 31, 2005, the Income & Growth Fund had entered into forward currency contracts as follows:

                                                                     Net
                                                                 Unrealized
    Contract         In Exchange      Settlement                Appreciation
   to Receive            for             Date        Value     (Depreciation)
----------------   ----------------   -----------   --------   ---------------
JPY 98,219,550     USD      897,802    12/13/05     $848,307      $(49,495)

JPY   Japanese Yen     USD   United States Dollar

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J. REIT INVESTMENTS:

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

K. INDEMNIFICATIONS:

   Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (UNAUDITED) (CONTINUED)

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Advisers ("the Advisers"), Phoenix Investment Counsel, Inc. ("PIC") for the Income & Growth Fund and Duff & Phelps Investment Management Co. ("Duff & Phelps") for the Global Utilities Fund, each indirect wholly-owned subsidiaries of The Phoenix Companies, Inc. ("PNX"), are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                       1st         $1-2           $2+
                                     Billion      Billion       Billion
                                     --------    ---------    -----------
Global Utilities Fund ............    0.65%        0.60%         0.55%
Income & Growth Fund .............    0.70%        0.65%         0.60%

   Duff & Phelps has contractually agreed to limit the Global Utilities Fund's total operating expenses (excluding interest, taxes, and extra- ordinary expenses), through August 31, 2006, to the extent that the operating expenses do not exceed the following percentages of the average daily net assets:

                              Class A         Class C
                              -------         -------
                               1.15%           1.90%

   The Adviser will not seek to recapture any operating expenses reimbursed under this agreement.

   Engemann Asset Management ("EAM") is the subadviser to the Income & Growth Fund. EAM is a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of PNX. For its services to the Fund EAM is paid by the Adviser a fee equal to 50% of the gross management fee multiplied by the percentage of equity assets held in the Fund.

   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period ("the period") ended October 31, 2005, as follows:

                                       Class A       Class B          Class C
                                     Net Selling     Deferred        Deferred
                                     Commissions   Sales Charges   Sales Charges
                                     -----------   -------------   -------------
Global Utilities Fund ............     $   299       $    --           $ 130
Income & Growth Fund .............       6,447         5,576               5

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The current fee schedule of PFPC Inc. ranges from 0.06% to 0.03% of the average daily net asset values of each Fund. Certain minimum fees may apply. For the period ended October 31, 2005, the Trust incurred financial agent fees totaling $139,847.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended October 31, 2005, transfer agent fees were $341,016 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                          Transfer Agent
                                                           Fee Retained
                                                         ----------------
Global Utilities Fund ..........................            $      --
Income & Growth Fund ...........................              121,753

   At October 31, 2005, PNX and its affiliates, the retirement plans of PNX and its affiliates and Phoenix affiliated Funds, held shares of the Trust, as follows:

                                                            Aggregate
                                                            Net Asset
                                        Shares                Value
                                      -----------         -------------
Global Utilities Fund
  Class A .........................    1,114,414           $ 11,355,879
  Class C .........................       10,252                104,160
Income & Growth Fund
  Class C .........................       12,591                115,082

4. PURCHASE AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and forward currency contracts) during the period ended October 31, 2005 were as follows:

                                         Purchases            Sales
                                      ---------------    ----------------
Global Utilities Fund .............    $   9,770,858      $    1,279,167
Income & Growth Fund ..............      111,025,264         152,355,800

   Purchases and sales of long-term U.S. Government and agency securities for the period ended October 31, 2005 were as follows:

                                         Purchases            Sales
                                      ---------------    ----------------
Income & Growth Fund ..............    $ 53,459,611       $   38,535,761

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (UNAUDITED) (CONTINUED)

5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   The Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisers and/or subadviser to accurately predict risk.

6. 10% SHAREHOLDERS

   At October 31, 2005, Global Utilities Fund had two shareholder accounts which individually amounted to more than 10% of the total shares of the Fund as detailed below:

                              Number of              % of Shares
                              Accounts               Outstanding
                            -------------          ---------------
                                  2                     69.1%

   The shareholders are affiliated with PNX.

7. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the SEC conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity as well as deficiencies in the Company's e mail retention procedures in effect prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

8. FEDERAL INCOME TAX INFORMATION

   The Funds have the following capital loss carryovers, which may be used to offset future capital gains:

                                              Expiration Year
                                      -------------------------------
Fund                                      2011               Total
----                                  ------------       ------------
Income & Growth Fund .............     $3,274,858         $3,274,858

   The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

 PHOENIX INVESTMENT SERIES FUND

 101 Munson Street
 Greenfield, MA 01301

 TRUSTEES

 E. Virgil Conway
 Harry Dalzell-Payne
 S. Leland Dill
 Francis E. Jeffries
 Leroy Keith, Jr.
 Marilyn E. LaMarche
 Philip R. McLoughlin, Chairman
 Geraldine M. McNamara
 Everett L. Morris
 James M. Oates
 Donald B. Romans
 Richard E. Segerson
 Ferdinand L. J. Verdonck
*Lowell P. Weicker, Jr.

 OFFICERS

 Daniel T. Geraci, President
 George R. Aylward, Executive Vice President
 Francis G. Waltman, Senior Vice President
 Marc Baltuch, Vice President and Chief
   Compliance Officer
 Nancy G. Curtiss, Chief Financial Officer
   and Treasurer
 Kevin J. Carr, Vice President, Chief Legal Officer,
   Counsel and Secretary

 INVESTMENT ADVISER

 Phoenix Investment Counsel, Inc.
 56 Prospect Street
 Hartford, CT 06115-0480

 Duff & Phelps Investment Management Co.
 55 East Monroe Street
 Chicago, IL 60603

 PRINCIPAL UNDERWRITER

 Phoenix Equity Planning Corporation
 One American Row
 Hartford, CT 06102

 TRANSFER AGENT

 Phoenix Equity Planning Corporation
 One American Row
 Hartford, CT 06120

 CUSTODIAN

 State Street Bank and Trust Company
 P.O. Box 5501
 Boston, MA 02206-5501

 HOW TO CONTACT US

 Mutual Fund Services                                    1-800-243-1574
 Advisor Consulting Group                                1-800-243-4361
 Telephone Orders                                        1-800-367-5877
 Text Telephone                                          1-800-243-1926
 Web site                                              PHOENIXFUNDS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

* Pursuant to the Trust's retirement policy, Mr. Weicker will retire from the Bord of Trustees effective January 1, 2006.

                                                        ---------------
                                                           PRESORTED
                                                           STANDARD
                                                         U.S. POSTAGE
                                                             PAID
[GRAPHIC OMITTED] PHOENIXFUNDS (SM)                     Louisville, KY
                                                        Permit No. 1051
                                                        ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP661                                                                     12-05

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At a Board of Trustees meeting held May 18, 2005, the Trustees approved a Policy for the Consideration of Trustee Nominees as follows:

                                  PHOENIX FUNDS

                POLICY FOR THE CONSIDERATION OF TRUSTEE NOMINEES

      The following Policy for the Consideration of Trustee Nominees (the "Policy") shall be followed by the Governance and Nominating Committee (the "Committee") of the Phoenix Funds (the "Trust") in filling vacancies on the Board of Trustees or when Trustees are to be nominated for election by shareholders.

MINIMUM NOMINEE QUALIFICATIONS

1. With respect to nominations for Trustees who are not interested persons of the Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") ("Disinterested Trustees"), nominees shall be independent of the Trust's investment advisers and other principal service providers. The Committee shall also consider the effect of any relationship beyond those delineated in the 1940 Act that might impair independence, such as business, financial or family relationships with the investment adviser or its affiliates.

2. Disinterested Trustee nominees must qualify for service on the Trust's Audit Committees.

3. With respect to all Trustees, nominees must qualify under all applicable laws and regulations.

4. The proposed nominee may not be within five years of the Trust's retirement age for Trustees.

5. The Committees may also consider such other factors as they may determine to be relevant.

OTHER QUALIFICATIONS

1. With respect to all proposed nominees, the Committee shall consider whether the proposed nominee serves on boards of or is otherwise affiliated with competing financial service organizations or their related fund complexes or companies in which the Trust may invest.

2. The Committee shall consider whether the proposed nominee is able to and intends to commit the time necessary for the performance of Trustee duties.

3. The Committee shall consider the integrity and character of the proposed nominee, and the proposed nominee's compatibility with the current Trustees.

4.    The Committee may require an interview with the proposed nominee.

NOMINEES RECOMMENDED BY SHAREHOLDERS

1. The Committee shall consider nominations for openings on the Board of Trustees from shareholders who have individually held for at least one full year five percent of the shares of a series of the Trust.

2. The Committee shall give candidates recommended by shareholders the same consideration as any other candidate.

3. Shareholder recommendations should be sent to the attention of the Committee in care of the Trust's Secretary and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a Disinterested Trustee, if applicable.

PROCESS FOR IDENTIFYING AND EVALUATING TRUSTEE NOMINEES

1. When identifying and evaluating prospective nominees for openings on the Board of Trustees, the Committee shall review all recommendations in the same manner, including those received from shareholders.

2. The Committee shall first determine if the prospective nominee meets the minimum qualifications set forth above. Those proposed nominees meeting the minimum qualifications will then be considered by the Committee with respect to the other qualifications listed above, and any other qualifications deemed to be important by the Committee.

3. Those nominees selected by the Committee shall be recommended to the Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1)  Not applicable.

      (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)  Not applicable.

      (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              Phoenix Investment Series Fund
            --------------------------------------------------------------------

By (Signature and Title)* /s/ George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, Executive Vice President
                          (principal executive officer)

Date     January 9, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, Executive Vice President
                          (principal executive officer)

Date     January 9, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                         Nancy G. Curtiss, Chief Financial Officer and Treasurer (principal financial officer)

Date     January 9, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.